Related Party Transaction - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Consulting agreement fees paid to Prof. Dr. Skerra	$ 5,623	$ 6,853	$ 26,593	$ 26,556
Patent No. 8,420,051 [Member]
Related Party Transaction [Line Items]
Expected patent expiration year	2029
TUM [Member]
Related Party Transaction [Line Items]
Patent expiration year	2027		2027
TUM [Member] | License Agreement [Member]
Related Party Transaction [Line Items]
Contingent accrual liability for research and licensing agreement	$ 291,081	$ 373,357	$ 327,937	$ 373,059